Consolidated Statements of Changes in Stockholders Equity (Parentheticals) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Consolidated Statements of Changes in Stockholders Equity
Net of issuance costs	$ 342,200	$ 1,209,496	$ 380,747